PARENT COMPANY INFORMATION - Outstanding bonds (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of parent company information
Bonds issued	$ 6,197.5 [1]	$ 20,140,350	$ 19,102,196	[2]
Parent
Disclosure of parent company information
Outstanding bonds, Tranches		1,104,080
Bonds issued		1,109,278	1,109,805
Parent | Issuance date One
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Outstanding bonds, Tranches		100,000
Outstanding bonds, Maturity	June, 2020
Bonds issued		$ 100,065	100,074
Parent | Issuance date One | IPC
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Outstanding bonds, Coupon rate	2.69%	2.69%
Parent | Issuance date Two
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Outstanding bonds, Tranches		$ 300,000
Outstanding bonds, Maturity	June, 2042
Bonds issued		$ 300,237	$ 300,264
Parent | Issuance date Two | IPC
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Outstanding bonds, Coupon rate	3.99%	3.99%	3.99%
Parent | Issuance date Three
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Outstanding bonds, Tranches		$ 93,000
Outstanding bonds, Maturity	November, 2026
Bonds issued		$ 93,690	$ 93,758
Parent | Issuance date Three | IPC
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Outstanding bonds, Coupon rate	3.86%	3.86%	3.86%
Parent | Issuance date Four
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Outstanding bonds, Tranches		$ 207,000
Outstanding bonds, Maturity	November, 2036
Bonds issued		$ 208,597	$ 208,750
Parent | Issuance date Four | IPC
Disclosure of parent company information
Outstanding bonds, Coupon rate	4.15%	4.15%	4.15%
Parent | Issuance date Five
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Outstanding bonds, Tranches		$ 279,560
Outstanding bonds, Maturity	December, 2019
Bonds issued		$ 281,341	$ 281,528
Parent | Issuance date Five | IPC
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Outstanding bonds, Coupon rate	4.84%	4.84%	4.84%
Parent | Issuance date Six
Disclosure of parent company information
Outstanding bonds, Tranches		$ 124,520
Outstanding bonds, Maturity	December, 2024
Bonds issued		$ 125,348	$ 125,431
Parent | Issuance date Six | IPC
Disclosure of parent company information
Outstanding bonds, Coupon rate	5.20%	5.20%	5.20%

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.